Cover	9 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NANO NUCLEAR ENERGY INC.
Entity Central Index Key	0001923891
Entity Tax Identification Number	88-0861977
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10 Times Square
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	634-9206
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 Times Square
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(212)
Local Phone Number	634-9206
Contact Personnel Name	Nano Nuclear Energy Inc.